SUMMARY OF STOCKHOLDERS EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Beginning balance, value	$ 38,888	$ 30,180	$ 30,180	$ 39,531
Stock-based compensation	26	236	566	891
Advaxis public offerings, net of offering costs		8,550	22,233	11,066
Warrant exercises		2,586	3,771	2
Net Loss	(365)	(3,977)	(17,862)	(26,469)
Ending balance, value	38,549	37,575	38,888	30,180
Preferred Stock [Member]
Beginning balance, value
Balance, shares
Stock-based compensation
Stock-based compensation, shares
Advaxis public offerings, net of offering costs
Advaxis public offerings, net of offering costs, shares
Warrant exercises
Warrant exercises, shares
Net Loss
Ending balance, value
Balance, shares
Common Stock [Member]
Beginning balance, value	$ 146	$ 78	$ 78	$ 50
Balance, shares	145,638,459	78,074,023	78,074,023	50,201,671
Stock-based compensation
Stock-based compensation, shares			5,555	8,870
Advaxis public offerings, net of offering costs		$ 31	$ 50	$ 13
Advaxis public offerings, net of offering costs, shares		30,666,665	49,130,113	12,489,104
Warrant exercises		$ 7	$ 18
Warrant exercises, shares		7,390,000	18,427,435	33,916
Net Loss
Ending balance, value	$ 146	$ 116	$ 146	$ 78
Balance, shares	145,638,459	116,130,688	145,638,459	78,074,023
Additional Paid-in Capital [Member]
Beginning balance, value	$ 467,342	$ 440,840	$ 440,840	$ 423,750
Stock-based compensation	26	236	566	891
Advaxis public offerings, net of offering costs		8,519	22,183	11,053
Warrant exercises		2,579	3,753	2
Net Loss
Ending balance, value	467,368	452,174	467,342	440,840
Retained Earnings [Member]
Beginning balance, value	(428,600)	(410,738)	(410,738)	(384,269)
Stock-based compensation
Advaxis public offerings, net of offering costs
Warrant exercises
Net Loss	(365)	(3,977)	(17,862)	(26,469)
Ending balance, value	$ (428,965)	$ (414,715)	$ (428,600)	$ (410,738)